Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to March 31, 2025 to the date of July 31, 2025, these consolidated financial statements were issued, except for the following non-recognized events, the Company has determined that it does not have any material events to disclose.

On June 30, 2025, the Company announced the closing of its IPO of 1,875,000 Class A ordinary shares, par value $0.00001 per share at an offering price of $5.00 per share for a total of $9,375,000 in gross proceeds, before deducting underwriting discounts and other related expenses. The ordinary shares of the Company began trading on the Nasdaq Stock Market in the United States on July 1, 2025 under the symbol “GRAN”.

On July 14, 2025, the Company announced the full exercise of the over-allotment option (the “Over-allotment”) by the underwriter of its IPO to purchase an additional 281,250 Class A Ordinary Shares of the Company at the public offering price of $5.00 per share and the closing of such issuance. As a result, the gross proceeds of the Company’s IPO, including the proceeds from the exercise of the Over-allotment Option, totaled $10,781,250, before deducting underwriting discounts and other related expenses.